Financial instruments - fair values and risk management - Summary of Undiscounted Contractual Cash Flows for Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Undiscounted contractual cash flows
Trade payables	€ 510,312	€ 520,425
Deferred & contingent consideration cash flows	23,759	16,150
Bank debt - contractual cash flows	8,051	507,866
Lease liabilities cash flows	22,875	25,982
Other financial liabilities	2,992	5,982
Balance	567,989	1,076,405
Due within one year
Undiscounted contractual cash flows
Trade payables	206,026	150,538
Deferred & contingent consideration cash flows	14,539	11,829
Bank debt - contractual cash flows	1,840	14,978
Lease liabilities cash flows	6,083	6,085
Other financial liabilities	2,992	5,982
Balance	231,480	189,412
Due within two to five years
Undiscounted contractual cash flows
Trade payables	220,008	263,397
Deferred & contingent consideration cash flows	9,220	4,321
Bank debt - contractual cash flows	6,211	59,658
Lease liabilities cash flows	13,646	16,623
Balance	249,085	434,999
Due after five years
Undiscounted contractual cash flows
Trade payables	84,278	106,490
Bank debt - contractual cash flows		433,230
Lease liabilities cash flows	3,146	3,274
Balance	€ 87,424	€ 542,994